Shareholders’ equity (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized		100,000,000	100,000,000
Common stock, par value		$ 0.001	$ 0.001
Net proceeds from IPO				$ 7,417,077
Statutory reserves
Capital contributions		12,830,780	2,698,046	7,942,021
Blue Hat PRC
Subsidiary, Sale of Stock [Line Items]
Paid-in-capital and statutory reserve		15,595,422	15,656,344	14,154,734
Statutory reserves		$ 60,922	$ 914,409	$ 111,333
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock issued	2,000,000
Initial public offering price	$ 4.00
Gross proceeds underwriting discounts and commissions and offering expenses	$ 8,000,000
Net proceeds from IPO	7,417,077
Issuance costs	$ 582,923